Properties	12 Months Ended
Dec. 31, 2011
Properties [Abstract]
Properties

8. Properties

Properties comprise the following:

December 31 (millions)	2011	2010
Land	$3.3	$3.8
Buildings	76.8	77.1
Machinery and office equipment	760.3	839.7
Internal-use software	315.7	303.9
Rental equipment	101.1	114.5
Total properties	$1,257.2	$1,339.0